UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Washington Asset Management, Ltd.

Address:  712 5th Avenue, 11th Floor
          New York, New York 10019

13F File Number: 28-11179

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Tiar
Title:  Chief Executive Officer
Phone:  (212) 265-9600


Signature, Place and Date of Signing:


/s/ Charles M. Tiar            New York, New York              April 25, 2007
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        114

Form 13F Information Table Value Total:  $ 46,096
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                        Washington Asset Management, Ltd.
                                                   March 31, 2007


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
3M CO                           COM                 88579Y101     764      10,000   SH         SOLE        NONE   10,000
ABB LTD                         SPONSORED ADR       000375204     258      15,000   SH         SOLE        NONE   15,000
AFFORDABLE RESIDENTIAL CMTYS    COM                 008273104     301      24,840   SH         SOLE        NONE   24,840
ALLTEL CORP                     COM                 020039103     973      15,700   SH         SOLE        NONE   15,700
ALTRIA GROUP INC                COM                 02209S103     439       5,000   SH         SOLE        NONE    5,000
AMERICAN TOWER CORP             CL A                029912201     315       8,100   SH         SOLE        NONE    8,100
AMERON INTL INC                 COM                 030710107     329       5,000   SH         SOLE        NONE    5,000
SELECT SECTOR SPDR TR           SBI INT-UTILS       81369Y886     397      10,000   SH         SOLE        NONE   10,000
AMR CORP                        COM                 001765106     606      19,900   SH         SOLE        NONE   19,900
ANADARKO PETE CORP              COM                 032511107     215       5,000   SH         SOLE        NONE    5,000
ANDERSONS INC                   COM                 034164103     448      10,089   SH         SOLE        NONE   10,089
APPLIED MICRO CIRCUITS CORP     COM                 03822W109     183      50,000   SH         SOLE        NONE   50,000
ARCHER DANIELS MIDLAND CO       COM                 039483102     367      10,000   SH         SOLE        NONE   10,000
ARDEN GROUP INC                 CL A                039762109      87      20,000   SH         SOLE        NONE   20,000
ATLAS AMER INC                  COM                 049167109     452       8,000   SH         SOLE        NONE    8,000
ATLAS ENERGY RESOURCES LLC      COM                 049303100    1399      52,500   SH         SOLE        NONE   52,500
BANK NEW YORK INC               COM                 064057102     608      15,000   SH         SOLE        NONE   15,000
BERKSHIRE HATHAWAY INC DEL      CL B                084670207     728         200   SH         SOLE        NONE      200
BOEING CO                       COM                 097023105     445       5,000   SH         SOLE        NONE    5,000
BON-TON STORES INC              COM                 09776J101     292       5,200   SH         SOLE        NONE    5,200
CABLEVISION SYS CORP            CL A NY CABLVS      12686C109     338      11,100   SH         SOLE        NONE   11,100
CALGON CARBON CORP              COM                 129603106     249      30,000   SH         SOLE        NONE   30,000
CBS CORP NEW                    CL B                124857202     615      20,100   SH         SOLE        NONE   20,100
CECO ENVIRONMENTAL CORP         COM                 125141101     205      16,387   SH         SOLE        NONE   16,387
CENVEO INC                      COM                 15670S105     885      36,400   SH         SOLE        NONE   36,400
CERIDIAN CORP NEW               COM                 156779100     279       8,000   SH         SOLE        NONE    8,000
CHAMPION ENTERPRISES INC        COM                 158496109     220      25,000   SH         SOLE        NONE   25,000
CHESAPEAKE CORP                 COM                 165159104     309      10,000   SH         SOLE        NONE   10,000
COCA COLA CO                    COM                 191216100    1306      27,200   SH         SOLE        NONE   27,200
COMCAST CORP NEW                CL A SPL            20030N200     573      22,500   SH         SOLE        NONE   22,500
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR       204412209     296       8,000   SH         SOLE        NONE    8,000
CONOCOPHILLIPS                  COM                 20825C104     410       6,000   SH         SOLE        NONE    6,000
CYTEC INDS INC                  COM                 232820100     613      10,900   SH         SOLE        NONE   10,900
DAVITA INC                      COM                 23918K108     367       6,890   SH         SOLE        NONE    6,890
DEVON ENERGY CORP NEW           COM                 25179M103     208       3,000   SH         SOLE        NONE    3,000
DST SYS INC DEL                 COM                 233326107     602       8,000   SH         SOLE        NONE    8,000
ECHOSTAR COMMUNICATIONS NEW     CL A                278762109     321       7,400   SH         SOLE        NONE    7,400
ENSCO INTL INC                  COM                 26874Q100     218       4,000   SH         SOLE        NONE    4,000
ENTERPRISE PRODS PARTNERS L     COM                 293792107     318      10,000   SH         SOLE        NONE   10,000
EXIDE TECHNOLOGIES              COM NEW             302051206     235      26,965   SH         SOLE        NONE   26,965
FERRO CORP                      COM                 315405100     218      10,100   SH         SOLE        NONE   10,100
FLEETWOOD ENTERPRISES INC       COM                 339099103      79      10,000   SH         SOLE        NONE   10,000
FREEPORT-MCMORAN COPPER & GO    CL B                35671D857     331       5,000   SH         SOLE        NONE    5,000
GENERAL ELECTRIC CO             COM                 369604103     619      17,506   SH         SOLE        NONE   17,506
GLOBALSANTAFE CORP              SHS                 G3930E101     308       5,000   SH         SOLE        NONE    5,000
GOODYEAR TIRE & RUBR CO         COM                 382550101     468      15,000   SH         SOLE        NONE   15,000
GRANITE CONSTR INC              COM                 387328107     365       6,600   SH         SOLE        NONE    6,600
HELIX ENERGY SOLUTIONS GRP I    COM                 42330P107     377      10,100   SH         SOLE        NONE   10,100
HEWITT ASSOCS INC               COM                 42822Q100     205       7,000   SH         SOLE        NONE    7,000
HEXCEL CORP NEW                 COM                 428291108     365      18,400   SH         SOLE        NONE   18,400
HOSPIRA INC                     COM                 441060100     368       9,000   SH         SOLE        NONE    9,000
HYPERCOM CORP                   COM                 44913M105      71      11,900   SH         SOLE        NONE   11,900
INFINEON TECHNOLOGIES AG        SPONSORED ADR       45662N103     181      11,600   SH         SOLE        NONE   11,600
INFORMATICA CORP                COM                 45666Q102     269      20,000   SH         SOLE        NONE   20,000
INNOSPEC INC                    COM                 45768S105     392       6,800   SH         SOLE        NONE    6,800
INTEGRATED ELECTRICAL SVC       COM                 45811E301     444      17,947   SH         SOLE        NONE   17,947
IPSCO INC                       COM                 462622101     342       2,600   SH         SOLE        NONE    2,600
JOHNSON CTLS INC                COM                 478366107     946      10,000   SH         SOLE        NONE   10,000
KBR INC                         COM                 48242W106     230      11,300   SH         SOLE        NONE   11,300
KENNAMETAL INC                  COM                 489170100     230       3,400   SH         SOLE        NONE    3,400
L-1 IDENTITY SOLUTIONS          COM                 50212A106     239      14,500   SH         SOLE        NONE   14,500
LEUCADIA NATL CORP              COM                 527288104     441      15,000   SH         SOLE        NONE   15,000
LEVEL 3 COMMUNICATIONS INC      COM                 52729N100     183      30,000   SH         SOLE        NONE   30,000
LINN ENERGY LLC                 UNIT 99/99/9999     536020100     894      26,280   SH         SOLE        NONE   26,280
LOEWS CORP                      COM                 540424108     454      10,000   SH         SOLE        NONE   10,000
MCDERMOTT INTL INC              COM                 580037109     642      13,100   SH         SOLE        NONE   13,100
MCDONALDS CORP                  COM                 580135101     595      13,200   SH         SOLE        NONE   13,200
MEADWESTVACO CORP               COM                 583334107     771      25,000   SH         SOLE        NONE   25,000
MEMC ELECTR MATLS INC           COM                 552715104     242       4,000   SH         SOLE        NONE    4,000
MICRON TECHNOLOGY INC           COM                 595112103     132      10,906   SH         SOLE        NONE   10,906
MICROSOFT CORP                  COM                 594918104     557      20,000   SH         SOLE        NONE   20,000
MOSAIC CO                       COM                 61945A107     213       8,000   SH         SOLE        NONE    8,000
MSC SOFTWARE CORP               COM                 553531104     138      10,000   SH         SOLE        NONE   10,000
NALCO HOLDING COMPANY           COM                 62985Q101     478      20,000   SH         SOLE        NONE   20,000
NEWS CORP                       CL A                65248E104     231      10,000   SH         SOLE        NONE   10,000
NOBLE CORPORATION               SHS                 G65422100     393       5,000   SH         SOLE        NONE    5,000
NORSK HYDRO A S                 SPONSORED ADR       656531605     656      20,000   SH         SOLE        NONE   20,000
NORTHERN DYNASTY MINERALS LT    COM NEW             66510M204     113      10,000   SH         SOLE        NONE   10,000
OSHKOSH TRUCK CORP              COM                 688239201     514       9,700   SH         SOLE        NONE    9,700
OTTER TAIL CORP                 COM                 689648103     514      15,000   SH         SOLE        NONE   15,000
GLATFELTER                      COM                 377316104     222      14,900   SH         SOLE        NONE   14,900
PATTERSON COMPANIES INC         COM                 703395103     277       7,800   SH         SOLE        NONE    7,800
PEP BOYS MANNY MOE & JACK       COM                 713278109     244      12,800   SH         SOLE        NONE   12,800
PHARMACEUTICAL HLDRS TR         DEPOSITRY RCPT      71712A206     544       7,000   SH         SOLE        NONE    7,000
PIKE ELEC CORP                  COM                 721283109     291      16,100   SH         SOLE        NONE   16,100
QUALCOMM INC                    COM                 747525103     213       5,000   SH         SOLE        NONE    5,000
QUANTA SVCS INC                 COM                 74762E102     416      16,500   SH         SOLE        NONE   16,500
ROCKWELL AUTOMATION INC         COM                 773903109     299       5,000   SH         SOLE        NONE    5,000
SAFEGUARD SCIENTIFICS INC       COM                 786449108      92      31,027   SH         SOLE        NONE   31,027
SAIC INC                        COM                 78390X101     213      12,300   SH         SOLE        NONE   12,300
SANDISK CORP                    COM                 80004C101     438      10,000   SH         SOLE        NONE   10,000
SGL CARBON AG                   SPONSORED ADR       784188203     567      52,000   SH         SOLE        NONE   52,000
SHAW GROUP INC                  COM                 820280105    1357      43,400   SH         SOLE        NONE   43,400
SPHERION CORP                   COM                 848420105     132      15,000   SH         SOLE        NONE   15,000
STAR MARITIME ACQUISITION CO    COM                 85516E107     513      50,000   SH         SOLE        NONE   50,000
SYMANTEC CORP                   COM                 871503108     173      10,000   SH         SOLE        NONE   10,000
TELLABS INC                     COM                 879664100     133      13,400   SH         SOLE        NONE   13,400
TENNECO INC                     COM                 880349105     321      12,600   SH         SOLE        NONE   12,600
TERRA INDS INC                  COM                 880915103     180      10,300   SH         SOLE        NONE   10,300
TIFFANY & CO NEW                COM                 886547108     455      10,000   SH         SOLE        NONE   10,000
TIM HORTONS INC                 COM                 88706M103     260       8,542   SH         SOLE        NONE    8,542
TIME WARNER CABLE INC           CL A                88732J108     375      10,000   SH         SOLE        NONE   10,000
TIME WARNER INC                 COM                 887317105     493      25,000   SH         SOLE        NONE   25,000
TITAN INTL INC ILL              COM                 88830M102     253      10,000   SH         SOLE        NONE   10,000
TRC COS INC                     COM                 872625108     192      19,050   SH         SOLE        NONE   19,050
TRINITY INDS INC                COM                 896522109     717      17,100   SH         SOLE        NONE   17,100
PROSHARES TR                    ULTRASHORT QQQ      74347R875     753      14,000   SH         SOLE        NONE   14,000
PROSHARES TR                    ULTRASHORT SP500    74347R883     520       8,900   SH         SOLE        NONE    8,900
UNITEDHEALTH GROUP INC          COM                 91324P102     530      10,000   SH         SOLE        NONE   10,000
UNUM GROUP                      COM                 91529Y106     461      20,000   SH         SOLE        NONE   20,000
VIACOM INC NEW                  CL B                92553P201     206       5,000   SH         SOLE        NONE    5,000
WALGREEN CO                     COM                 931422109     307       6,700   SH         SOLE        NONE    6,700
WASHINGTON GROUP INTL INC       COM NEW             938862208     332       5,000   SH         SOLE        NONE    5,000
WENDYS INTL INC                 COM                 950590109     238       7,600   SH         SOLE        NONE    7,600


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